Sales	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Sales

5.1    Revenue

The presentation of revenue is disaggregated by category and segment in Note 1.1 “Segment information.” The breakdown of revenue by type is as follows:

–  Mobile-only services: mobile service revenue is generated by incoming and outgoing calls (voice, SMS and data), excluding convergent services (see below);

–  Fixed-only services: revenue from fixed services includes fixed broadband and narrowband services, excluding convergent services (see below) and fixed network business solutions, including voice and data;

–  Convergence packages (convergent services): these include revenue from convergence packages for the B2C market (Internet + Mobile products);

–  Equipment sales: equipment sales include all sales of equipment (mobile handsets, broadband equipment, connected devices and accessories), excluding sales of equipment related to integration and information technology services and sales of equipment to external distributors and brokers, presented in “Other revenue”;

–  IT & integration services: these services include unified communication and collaboration services (LAN and telephony, consultancy, integration, project management), hosting and infrastructure services (including Cloud computing), application services (customer relations management and other application services), security services, video conferencing offers, as well as sales of equipment related to the above products and services;

–  Services to carriers (wholesale): wholesale revenue includes roaming revenue from customers of other networks (national and international), revenue from Mobile Virtual Network Operators (MVNO) and from network sharing, among others;

–  Other revenues: these include, in particular, equipment sales to external distributors and brokers, revenues from portals, online advertising and the Group’s cross-functional activities and other miscellaneous revenues.

Accounting policies

Most revenue falls within the application scope of IFRS 15 “Revenue from contracts with customers.” Orange’s products and services are offered to customers under service-only contracts and contracts combining the equipment used to access services and/or other service offers. Revenue is recognized net of VAT and other taxes collected on behalf of governments.

–  Standalone service offers (mobile-only services, fixed-only services, convergent services)

Orange offers its B2C and B2B customers a range of fixed and mobile telephony services, fixed and mobile Internet access offers and content offers (TV, video, media, added-value audio service, etc.). Some contracts are for a fixed term (generally twelve or twenty-four months), while others may be terminated at short notice (i.e. monthly arrangements or portions of services).

Service revenue is recognized when the service is provided, based on use (e.g. minutes of traffic or bytes of data processed) or the period (e.g. monthly service costs).

Under some content offers, Orange may act solely as an agent enabling the supply by a third-party of goods or services to the customer and not as a principal in the supply of the content. In such cases, revenue is recognized net of amounts transferred to the third-party.

Contracts with customers generally do not include a material right, as the price invoiced for contracts and the services purchased and consumed by the customer beyond the specific scope (e.g. additional consumption, options, etc.) generally reflect their standalone selling prices. There is no significant impact from contract modification for this type of service contract. Service obligations transferred to the customer at the same pace are treated as a single obligation.

When contracts include contractual clauses covering commercial discounts (initial discount on signature of the lease or conditional on attaining a consumption threshold) or free offers (e.g. three months of subscription free of charge), the Group spreads these discounts or free offers over the enforceable period of the contract (period during which the Group and the customer have a firm commitment). Where applicable, the consideration payable to the customer is recognized as a deduction from revenue in accordance with the specific terms and conditions of each contract.

If the performance obligations are not classified as distinct, the offer revenue is recognized on a straight-line basis over the contract term. One of the main applications of this method is the initial service connection in the context of a service contract and communication. It is not generally separable from the service contract and communication offer and is therefore recognized in income over the average term of the expected contractual relationship.

–  Separate equipment sales

Orange offers its B2C and B2B customers several ways to buy their equipment (primarily mobile phones): equipment sales may be separate from or bundled with a service offer. When separate from a service offer, the amount invoiced is recognized in revenue on delivery and receivable immediately or in instalments over a period of up to 24 months. Where payment is received in instalments, the offer comprises a financial component and gives rise to the calculation of interest deducted from the amount invoiced and recognized over the payment period in net finance costs.

Where Orange purchases and sells equipment to indirect channels, the Group generally considers that Orange maintains control until resale to the end-customer (the distributor acts as an agent), even where ownership is transferred to the distributor. Sale proceeds are therefore recognized when the end-customer takes possession of the equipment (on activation).

–  Bundled equipment and service offers

Orange proposes numerous offers to its B2C and B2B customers comprising equipment (e.g. a mobile handset) and services (e.g. a communication contract).

Equipment revenue is recognized separately from service revenue if the two components are distinct (i.e. if the customer can receive one or other of the services separately). Where one of the components in the offer is not at its separate selling price, revenue is allocated to each component in proportion to their individual selling prices. This is notably the case in offers combining the sale of a mobile phone at a reduced price, where the individual selling price of the mobile phone is considered equal to its purchase cost and logistics expenses plus a commercial margin based on market practice. The amount allocated to equipment sales is recognized under revenue on delivery in exchange for a contract asset, spread over the term of the service contract.

The provision of a Livebox® (proprietary Internet box) is neither a separate component of the Internet access service offer nor a lease, as Orange maintains control of the box.

–  Services including a build and run phase

For business clients, some contracts have two phases: construction and then management (operation and maintenance) of assets built and delivered to customers. Revenue recognition requires an analysis of the facts and circumstances of each contract in order to determine whether distinct performance obligations exist. Under these contracts, if the construction phase is classified as separate, the Group recognizes the revenue of this phase according to the percentage of completion. However, if the Group does not have a certain right to payment and/or if there is no continuous transfer of control of the asset under construction, then revenue for this phase is recognized upon completion. These contracts are generally multi-year, with scalable offers. On each contract modification, we assess the scope of the modification or its impact on the contract price in order to determine whether the modification should be treated as a distinct contract, as though the existing contract were terminated and a new contract signed, or whether the modification should be considered as a change to the existing contract.

–  Service offers to carriers (wholesale)

Three types of commercial agreements are entered into with Carrier customers for domestic wholesale activities and International carrier offers:

–  pay-as-you-go model: contract generally applied to “legacy” regulated activities (bitstream call termination, local loop access, roaming and certain data solution contracts), where contract services are not covered by a firm volume commitment. Revenue is recognized as the services are provided (which relates to transfer of control) over the contractual term;

–  send-or-pay model: contract where the price, volume and term are defined. The customer has a commitment to pay the amount indicated in the contract irrespective of actual traffic consumed over the commitment period. This contract category notably includes certain MVNO (Mobile Virtual Network Operator), IDD (International Direct Dialing) or hubbing (call free floating) contracts. Related revenue is recognized progressively based on actual traffic during the period, to reflect transfer of control to the customer;

–  mix model: hybrid contract combining the “pay-as-you-go” and “send-or-pay” models, comprising a fixed entry fee paid by the customer providing access to preferential pricing conditions for a given volume (“send-or-pay” component). In addition to this entry fee, an amount is invoiced based on traffic consumption (“pay-as-you-go” component). The amount invoiced for the entry fee included in this type of commercial agreement is recognized progressively in revenue based on actual traffic over the period.

Current agreements between major transit carriers are not billed or cross-billed (free peering) and are therefore not recognized in revenue.

–  Service level commitment clause

The contracts entered into by Group and its customers include service level commitments regarding the processing of orders, delivery and after sales support (delivery time, performance, service reinstatement time). If the Group fails to comply with one of these commitments, it then pays compensation to the customer, which is usually a tariff reduction. The projected amount of these penalties is recognized as a deduction from revenue whenever it is expected that the commitment will not be fulfilled.

–  Public-private service concession arrangements

The Group rolls out and/or operates certain networks under service concessions, such as the public initiative networks implemented in France to roll out fiber-optic networks in less populated areas. Some contracts are analyzed in accordance with IFRIC 12 “Service concession arrangements.” When the Group builds a network, construction revenue is recognized as counterparty to a right to receive a consideration from either a public entity or users of the public service. This right is accounted for as:

–  an intangible asset in respect of the right to receive payments from public service users amounting to the fair value of the corresponding infrastructure. This asset is amortized over the term of the contract; and/or

–  a financial receivable in respect of the unconditional right to receive royalties from the public entity, for the fair value of the consideration expected from the public entity. This receivable is recognized at amortized cost.

–  Leases

Orange’s lease income is related either to its regulatory obligations to lease technical sites to its competitors, to the supply of equipment in certain contracts with business clients, or to the granting of rights of use meeting the criteria for leasing network equipment, i.e. occasional leases of surplus space in certain buildings to third parties.

Lease revenues are recognized on a straight-line basis over the contract term, except for certain equipment leases to business clients, which are classified as finance leases; in such cases the equipment is considered sold on credit.

Other operating income

5.2    Other operating income

(in millions of euros)	2020	2019	2018
Income from client collection	101	110	84
Net banking income (NBI)	79	55	56
Rebilling of network sharing costs	54	50	45
Tax credits and subsidies	31	33	42
Income from universal service	4	5	14
Other income	336	466	339
Total	604	720	580

Income from client collection mainly includes interest charged to customers for late payments and recovery of trade receivables previously recognized as loss.

Net banking income (NBI) represents the net balance between banking products (fees charged to customers, interest from loans, banking activities retail commissions and other income from banking operations) and expenses from banking operations (interest paid in respect of bank loans, commissions paid and other expenses from banking operations). It is prepared in accordance with accounting practices that are commonly used in France in the banking sector.

Other income is predominantly comprised of rebilling of network sharing costs and income relating to line damages.

5.3    Trade receivables

(in millions of euros)	2020	2019	2018
Net book value of trade receivables in the opening balance	5,320	5,295	5,175
IFRS 9 transition impact	—	—	(22)
Net book value of trade receivables including IFRS 9 transition impact	5,320	5,295	5,153
Business related variations	379	1	65
Changes in the scope of consolidation	4	50	90
Translation adjustment	(90)	28	(12)
Reclassifications and other items	7	(53)	(1)
Net book value of trade receivables in the closing balance	5,620	5,320	5,295

Orange has set up non-recourse programs to sell its receivables due in instalments in several countries. These are no longer recorded on the balance sheet. The receivables sold mainly concern Spain, France and Poland and amounted to approximately 640 million euros in 2020, 690 million euros in 2019 and 615 million euros in 2018.

Orange Spain has set up a non-recourse program with Orange Bank for the sale of receivables due in instalments, replacing an existing program with a third-party bank. This program led to derecognize these receivables from the balance sheet of Orange Spain (within telecom activities) in order to present them as customer loans and receivables within Mobile Financial Services activities (see Note 17.1.1).

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Net trade receivables depreciated according to their age	1,145	1,233	1,050
Net trade receivables depreciated according to other criteria	400	579	600
Net trade receivables past due	1,544	1,812	1,650
Not past due (1)	4,076	3,508	3,645
Net trade receivables	5,620	5,320	5,295
o/w short-term trade receivables	5,382	5,044	4,995
o/w long-term trade receivables (2)	238	276	300
o/w net trade receivables from telecom activities	5,620	5,320	5,295
o/w net trade receivables from Mobile Financial Services	—	—	—

(1)	Not past due receivables are presented net of the balance of expected losses on trade receivables, which amounted to (56) million euros at December 31, 2020, (23) million euros at December 31, 2019 and (25) million euros at December 31, 2018.
(2)	Includes receivables from sales of handsets with payment on instalments that are payable in more than 12 months and receivables from equipment financial lease offers for business (see accounting policies).

Shown below is the aging table of the net trade receivables which are past due and impaired according to their age:

(in millions of euros)

The Group assessed the risk of non-recovery of trade receivables at December 31, 2020 and recognized impairment and losses on trade receivables in the income statement for an amount of (383) million euros over the period, of which (129) million euros for telecom activities related to the effects of the health crisis.

The health crisis linked to the Covid-19 pandemic has resulted in the provision of economic support measures for companies and individuals in a number of countries. Such measures have helped to partially reduce the risk of non-recovery of trade receivables at December 31, 2020, but reduce visibility of the extent of the expected deterioration of the economic environment (in particular the risk of corporate default).

In view of the continuing uncertainty surrounding the economic environment, the Group has strengthened its monitoring of trade receivables in order to manage and adapt the recovery measures, which were gradually able to resume in 2020 in all customer segments in accordance with local legislation (having been temporarily suspended during the state of health emergency periods adopted in each country) and has sometimes granted a rescheduling of payment schedules to certain customers.

For Mobile Financial Services, the effects of the health crisis on bank credit risk are described in Note 17.2.3.

There is no change compared to December 31, 2019 in Orange’s belief that the concentration of counterparty risk related to customer accounts is limited due to the large number of customers, their diversity (residential, professional and large companies) and their various sectors of the economy, as well as their wide geographic distribution in France and abroad.

The table below provides an analysis of the change in impairment for trade receivables in the statement of financial position:

(in millions of euros)	2020	2019	2018
Allowances on trade receivables - in the opening balance	(888)	(816)	(760)
IFRS 9 transition impact	—	—	(22)
Allowances on trade receivables - including IFRS 9 transition impact	(888)	(816)	(782)
Net addition with impact on income statement (1)	(383)	(332)	(286)
Losses on trade receivables	275	271	255
Changes in the scope of consolidation	0	(1)	(2)
Translation adjustment	13	(5)	(1)
Reclassifications and other items	0	(5)	(0)
Allowances on trade receivables - in the closing balance	(983)	(888)	(816)

(1)	The change in provision for expected losses, in accordance with IFRS 9, for the 2020 fiscal year amounts to (33) million euros in connection with the health crisis (it amounted to 2 million euros in 2019 and (3) million euros in 2018).

Accounting policies

Trade receivables are mainly short-term with no stated interest rate and are measured in the statement of financial position at original invoice amount, in accordance with IFRS 15. Those trade receivables which include deferred payment terms over 12 or 24 months for the benefit of customers buying a mobile telephone are discounted and classified as current items in the statement of financial position. Receivables from financial leases on equipment leased to companies are recognized as current operating receivables because they are acquired in the normal course of business.

In order to meet the requirements of IFRS 9, the impairment of trade receivables is based on three methods:

–  a collective statistical method: this is based on historical losses and leads to a separate impairment rate for each aging balance category. This analysis is performed over a homogenous group of receivables with similar credit characteristics because they belong to a customer category (B2C, professionals);

–  a stand-alone method: the assessment of impairment probability and its amount are based on a set of relevant qualitative factors (ageing of late payment, other balances with the counterpart, rating from independent agencies, geographical area). This method is mainly used for carrier customers (national and international), administrations and public authorities, as well as for large business service accounts;

–  a provisioning method based on anticipated loss: IFRS 9 requires recognition of expected losses on receivables immediately upon recognition of the financial instruments. In addition to the pre-existing provisioning system, the Group applies a simplified approach of anticipated impairment at the time the asset is recognized. The rate applied depends on the maximum revenue non-recoverability rate.

Identification of impairment losses for a group of receivables represents the step preceding identification of impairment for individual receivables. As soon as information is available (clients in bankruptcy or subject to equivalent judicial proceedings), these receivables are then excluded from the statistical impairment database and individually impaired.

The trade receivables may be part of non-recourse program. When they are sold to consolidated securitization mutual funds, they remain on the statement of financial position. Other sales to financial institutions may lead to their de-recognition in the event that legal ownership and almost all the risks and benefits of the receivables are transferred as described by IFRS 9.

Trade receivables	5.3 Trade receivables
Customer contract net assets and liabilities

5.4 Customer contract net assets and liabilities

(in millions of euros)	December 31, 2020	December 31, 2019	December 31, 2018
Customer contract net assets (1)	709	771	784
Costs of obtaining a contract	262	258	233
Costs to fulfill a contract	265	181	149
Total customer contract net assets	1,236	1,209	1,166
Prepaid telephone cards	(197)	(212)	(221)
Connection fees	(589)	(665)	(706)
Loyalty programs	(25)	(38)	(38)
Other deferred revenue (2)	(1,158)	(1,163)	(1,025)
Other customer contract liabilities	(15)	(15)	(12)
Total deferred revenue related to customer contracts	(1,984)	(2,093)	(2,002)
Total customer contract net assets and liabilities	(748)	(884)	(836)

(1)	Assets net of remaining performance obligations.
(2)	Includes in particular subscription contracts.

The following tables give an analysis of the balances of customer contract net assets and the costs of acquiring and fulfilling them in the financial statements.

(in millions of euros)	2020	2019	2018
Customer contract net assets - in the opening balance	771	784	815
Business related variations(1)	(60)	(13)	(36)
Changes in the scope of consolidation	—	—	—
Translation adjustment	(3)	1	(1)
Reclassifications and other items	(0)	0	6
Customer contract net assets - in the closing balance	709	771	784

(1)	Mainly includes new contract assets net of related liabilities, transfer of net contract assets directly to trade receivables and impairment in the period.

Below is presented the change in deferred income on customer contracts (prepaid telephone cards, service access fees, loyalty programs and other unearned income) in the statement of financial position.

(in millions of euros)	2020	2019	2018
Deferred revenue related to customer contracts - in the opening balance	2,093	2,002	2,021
Business related variations	(73)	(20)	(18)
Changes in the scope of consolidation(1)	—	101	7
Translation adjustment	(31)	13	2
Reclassifications and other items	(6)	(3)	(10)
Deferred revenue related to customer contracts - in the closing balance	1,984	2,093	2,002

(1)	In 2019, the changes in the scope of consolidation mainly concerned maintenance services paid in advance as part of the implementation of solutions at SecureLink.

Accounting policies

Customer contract net assets and liabilities

The timing of revenue recognition may differ from customer invoicing.

Trade receivables presented in the consolidated statement of financial position represent an unconditional right to receive consideration (primarily cash), i.e. the services and goods promised to the customer have been transferred.

In contrast, contract assets mainly refer to amounts allocated under IFRS 15 as compensation for goods or services provided to customers, but for which the right to collect payment is subject to providing other services or goods under that same contract (or group of contracts). This is the case in a bundled offer combining the sale of a mobile phone and mobile communication services for a fixed period, where the mobile phone is invoiced at a reduced price leading to the reallocation of a portion of amounts invoiced for telephone communication services to the supply of the mobile phone. The excess of the amount allocated to the mobile phone over the price invoiced is recognized as a contract asset and transferred to trade receivables as the service is invoiced.

Contract assets, like trade receivables, are subject to impairment for credit risk. The recoverability of contract assets is also verified, especially to cover the risk of impairment should the contract be interrupted. Recoverability may also be impacted by a change in the legal environment governing offers.

Contract liabilities represent amounts paid by customers to Orange before receiving the goods and/or services promised in the contract. This is typically the case for advances received from customers or amounts invoiced and paid for goods or services not yet transferred, such as contracts payable in advance or prepaid contracts (previously recognized in deferred income).

Customer contract assets and liabilities are presented, respectively, in current assets and current liabilities since they are a normal part of the Group’s operations.

(in millions of euros)	2020	2019	2018
Costs of obtaining a contract - in the opening balance	258	233	250
Business related variations	11	21	(14)
Changes in the scope of consolidation	—	1	—
Translation adjustment	(7)	1	(3)
Reclassifications and other items	—	1	0
Costs of obtaining a contract - in the closing balance	262	258	233

(in millions of euros)	2020	2019	2018
Costs to fulfill a contract - in the opening balance	181	149	140
Business related variations	21	30	22
Changes in the scope of consolidation	—	—	—
Translation adjustment	(12)	2	3
Reclassifications and other items(1)	75	—	(16)
Costs to fulfill a contract - in the closing balance	265	181	149

(1)	Mainly includes reclassifications from prepaid expenses to contract fulfilment costs.

Accounting policies

Cost of obtaining a contract

Where a telecommunication service contract is signed via a third-party distributor, this distributor may receive business provider remuneration, generally paid in the form of a commission for each contract or invoice-indexed commission. Where the Group considers the commission incremental and believes that it would not have been paid in the absence of the customer contract, the commission cost is estimated and capitalized in the balance sheet. It should be noted that the Group has adopted the simplification measure authorized by IFRS 15 to recognize the costs of obtaining contracts as an expense at the time they are incurred if the amortization period of the asset that the Group would have recognized in respect of them, does not exceed one year.

The costs of obtaining fixed-period mobile service contracts are capitalized and recognized prorata temporis over the enforceable period of the contract, as these costs are generally incurred each time a customer renews the fixed period. The costs of obtaining fixed-line contracts for a pre-determined term for B2C market customers are expensed prorata temporis over the estimated period of the customer relationship. The costs of obtaining B2B and operator solution contracts are not material.

Costs to fulfill a contract

Contract fulfillment costs consist of all the initial contractual costs necessary to fulfill one or more performance obligations of a contract. These costs, when they are directly related to a contract, are capitalized and recognized prorata temporis over the enforceable period of the contract.

At Group level, these costs mainly concern contracts for business clients, with, for example, design, installation, connection and migration fees that relate to a future performance obligation of the contract.

The assumptions underlying the period over which the costs of fulfilling a contract are expensed are periodically reviewed and adjusted in line with observations; termination of the contractual relationship with the customer results in the immediate expensing of the remaining deferred costs. Where the carrying value of deferred costs exceeds the remaining consideration expected to be received for the transfer of the related goods and services, less expected costs relating directly to the transfer of these goods and services yet to be incurred, the excess amount is similarly immediately expensed.

The following table presents the transaction price assigned to unfulfilled performance obligations at December 31, 2020. Unfulfilled performance obligations are the services that the Group is obliged to provide to customers during the remaining fixed term of the contract. As allowed by the simplification procedure under IFRS 15, these disclosures are only related to performance obligations with an initial term greater than one year.

(in millions of euros)	December
31, 2020
Less than one year	5,782
Between 1 and 2 years	2,570
Between 2 and 3 years	875
Between 3 and 4 years	520
Between 4 and 5 years	312
More than 5 years	306
Total remaining performance obligations	10,366

Accounting policies

Unfulfilled performance obligations

During allocation of the total contract transaction price to identified performance obligations, a portion of the total transaction price can be allocated to performance obligations that are unsatisfied or partially satisfied at the end of the reporting period. We have elected to apply certain available practical expedients when disclosing unfulfilled performance obligations, including the option to exclude expected revenues from unsatisfied obligations of contracts with an original expected duration of one year or less. These contracts are primarily monthly service contracts.

In addition, certain contracts offer customers the ability to purchase additional services. These additional services are not included in the transaction price and are recognized when the customer exercises the option (generally on a monthly basis). They are not therefore included in unfulfilled performance obligations.

Some multi-year service contracts with B2B and operator customers include fixed monthly costs and variable user fees.

These variable user fees are excluded from the table of unfulfilled performance obligations.

Deferred income

5.5    Deferred income

(in millions of euros)	2020	2019	2018
Deferred income in the opening balance	51	58	76
Business related variations(1)	115	(0)	(42)
Changes in the scope of consolidation	—	0	2
Translation adjustment	(3)	(0)	—
Reclassifications and other items	1	(6)	22
Deferred income in the closing balance	165	51	58

(1)	Including deferred income in 2020 under a transmission capacity agreement for an FTTH network in Spain.

Other assets

5.6    Other assets

	December 31,	December 31,	December 31,
(in millions of euros)	2020	2019	2018
Advances and downpayments	116	101	84
Submarine cable consortiums (1)	258	168	130
Security deposits paid	93	93	97
Orange Money - isolation of electronic money (1)	825	613	497
Other(2)	545	408	473
Total	1,837	1,383	1,281

(1)	These receivables are offset by the liabilities of the same amount (see accounting policies below and Note 6.7).
(2)	Including in 2020 a receivable under a transmission capacity agreement for an FTTH network in Spain.

(in millions of euros)	2020	2019	2018
Other assets in the opening balance	1,383	1,281	1,204
Business related variations(1)	495	97	74
Changes in the scope of consolidation	0	0	7
Translation adjustment	(32)	3	1
Reclassifications and other items	(9)	2	(5)
Other assets in the closing balance	1,837	1,383	1,281
o/w other non-current assets	136	125	129
o/w other current assets	1,701	1,258	1,152

(1)	Including in 2020 a receivable under a transmission capacity agreement for an FTTH network in Spain.

Accounting policies

Other assets relating to “Submarine cable consortiums” are receivables from submarine cable consortium members when Orange is in charge of centralizing the payments to the equipment suppliers that build and manage these cables. These receivables are offset by the liabilities of the same amount (see Note 6.7).

Orange Money is a money transfer, payment and financial services solution provided via an electronic money (“e-money”) account linked to an Orange mobile number.

Since 2016, the Orange group has become an Electronic Money Issuer (“EMI”) in some of the countries in which it operates, via dedicated, approved, internal subsidiaries. Regulations state that EMIs, as last-resort guarantors for the reimbursement of e-money holders, are obliged to restrict the funds collected in exchange for the issue of e-money (obligation to protect holders). The e-money distribution model relies on Orange’s subsidiaries and third-party distributors. EMIs issue e-money (or units of value “UV”) at the request of these distributors in exchange for funds collected therefrom. The distributors then transfer the e-money to end holders.

Within the Orange group, this restriction includes the protection of third-party holders (distributors and customers).

These transactions have no impact on the Group's net financial debt and are listed under the following headings:

–  assets restricted to an amount equal to the e-money in circulation outside of the Orange group (or UV in circulation);

–  UV in circulation under liabilities, representing the obligation to reimburse the third-party holders (customers and third-party distributors).

These two headings are presented under “other assets” and “other liabilities” and under operating activities as “change in working capital requirement”.

Related party transactions

5.7    Related party transactions

The French State, either directly or through Bpifrance Participations, is one of the main shareholders of Orange SA. The communication services provided to the French State are done so as part of a competitive process held for each service according to the nature of the service. They have no material impact on consolidated revenues.

Transactions with associates and joint ventures are presented in Note 12.

Accounting policies

Orange group’s related parties are listed below:

–  the Group’s key management personnel and their families (see Note 7);

–  the French State, and its departments in Bpifrance Participations and central State departments (see Notes 11 and 15);

–  associates, joint ventures and companies in which the Group holds a significant stake (see Note 12).